MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable securities, beginning balance	$ 2,435	$ 2,639	$ 2,639
Marketable securities acquired	175,488		357
Proceeds from sale of marketable securities	0	$ (14,074)	(14,074)
Unrealized loss on marketable securities held at period end	(11,736)		(204)
Gain on sale of marketable securities	0		7,881
Repurchase of marketable securities pledged to creditors	0		5,836
Marketable securities, ending balance	$ 166,187		$ 2,435